ABRDN FUNDS

abrdn Intermediate Municipal Income Fund

abrdn Short Duration High Yield Municipal Fund

abrdn Ultra Short Municipal Income Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 12, 2022 to each Fund’s Summary Prospectus,

Statutory Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”),

each dated February 28, 2022, as supplemented to date

Mark Taylor, Investment Director, will be retiring from abrdn Inc. on December 31, 2022 (the “Effective Date”). All references to Mark Taylor in the Summary Prospectus, Prospectus and SAI will be deleted on the Effective Date.

Please retain this supplement for future reference.